One Bush Street Suite 1600 San Francisco, CA 94104-4446 +1 415 262 4500 Main +1 415 262 4555 Fax www.dechert.com
Mark Perlow mark.perlow@dechert.com +1 415 262 4530 Direct +1 415 262 4555 Fax

April 26, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	SharesPost 100 Fund (the “Registrant”) (File Nos. 333-184361 and 811-22759)

Ladies and Gentlemen:

On behalf of the Registrant, enclosed for filing via the EDGAR system pursuant to Rule 486(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 12 (“PEA 12”) to the Registrant’s registration statement on Form N-2 (“Registration Statement”) under the 1933 Act and Amendment No. 20 to the Registration Statement under the Investment Company Act of 1940, as amended. PEA 12 is being filed to (i) to update the Registration Statement to reflect changes made to the Registrant’s shareholder services plan and multiple class plan; (ii) to make other changes to the Registration Statement that could be deemed to be material; and (iii) to combine the prospectuses of the Registrant’s share classes into a single prospectus.

If you have any questions relating to this filing, please do not hesitate to contact me at 415.262.4530.

Sincerely,

/s/ Mark D. Perlow

Mark D. Perlow

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